Taxes (Details) - Schedule of Income Tax Provision (Benefit) - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Current tax provision
Total current tax provision	$ 353,000	$ 1,104,188
Deferred tax benefit
Total deferred tax provision	(905,570)	(1,460,623)
Income tax benefit	(552,570)	(356,435)
Japan [Member]
Current tax provision
Total current tax provision	132,134	1,096,800
Deferred tax benefit
Total deferred tax provision	(875,542)	(1,460,667)
Hong Kong [Member]
Current tax provision
Total current tax provision	142,348
Deferred tax benefit
Total deferred tax provision	(30,006)
PRC [Member]
Current tax provision
Total current tax provision	10,681	7,388
Deferred tax benefit
Total deferred tax provision
Malaysia [Member]
Current tax provision
Total current tax provision
Deferred tax benefit
Total deferred tax provision	(22)	44
United States [Member]
Current tax provision
Total current tax provision	40,417
Deferred tax benefit
Total deferred tax provision
Canada [Member]
Current tax provision
Total current tax provision	27,420
Deferred tax benefit
Total deferred tax provision